Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Other current assets from related parties	$ 2,147	$ 105
KOAS [Member]
Related Party Transaction [Line Items]
Trading balances	1,697	$ 105
KNOT and affiliates
Related Party Transaction [Line Items]
Trading balances	$ 450